SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Distribution
On February 2, 2023 the Board of Directors declared a quarterly distribution in the amount of $0.0625 per exchangeable share, payable on March 31, 2023 to shareholders of record as at the close of business on February 28, 2023.
(b)Other
On February 10, 2023, the company’s nuclear technology services operations completed the sale of BHI Energy’s power delivery business for consideration of approximately $270 million, subject to post-closing purchase price adjustments, that was previously classified as held for sale as of December 31, 2022.